Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2015
Revenue
Cost of revenue
Gross Profit
Operating expenses
General and administrative	70,660		116,876		707	101,024
Operating Expenses	70,660		116,876		707	101,024
Operating Loss From Operations	(70,705)		(116,876)		(707)	(101,024)
Other income (expenses)	21		46
Loss From Operations Before Income Tax	(70,639)		(116,830)		(707)	(101,024)
Provision for income tax
Net Income (Loss) Attributable to Parent	$ (70,639)		$ (116,830)	$ 0	$ (707)	$ (101,024)
Basic and diluted net loss per share (in dollars per share)	$ 0		$ 0		$ 0	$ (0.01)
Weighted average number of shares outstanding (in shares)	247,207,994	20,000,000	216,875,599	20,000,000	20,000,000	20,052,055